Variable Interest Entity (Tables)	6 Months Ended
Jun. 30, 2024
Variable Interest Entity [Abstract]
Schedule of Aggregate Carrying Value of Vies’ Assets and Liabilities	The following tables summarize the aggregate carrying value of VIEs’ assets and liabilities in the consolidated balance sheets that are consolidated
	Assets	Liabilities	Net Assets
June 30, 2024 (Unaudited)
Total	$22,501	$3,558	$18,943
	Assets	Liabilities	Net Assets
December 31, 2023
Total	$24,352	$3,558	$20,794

The following tables summarize the aggregate carrying value of assets and liabilities in the Group’s consolidated balance sheets that relate to the VIE in which the Group holds a variable interest but is not the primary beneficiary.
	Assets	Liabilities	Net Assets	Maximum Exposure to Losses
June 30, 2024 (Unaudited)
Total	$-	$-	$-	$-
	Assets	Liabilities	Net Assets	Maximum Exposure to Losses
December 31, 2023
Total	$-	$-	$-	$-